Derivatives Derivatives, Credit-Risk Contingent Features (Details) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Derivatives [Abstract]
Net derivative liabilities with credit-risk contingent features	$ 23.7	$ 20.7
Collateral posted	21.4	17.4
Additional collateral to be posted upon a below investment grade credit rating	$ 2.3	$ 3.3